Share capital - Schedule of number of warrants outstanding and exercise price (Details) - $ / shares		Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 199.83
Number of warrants outstanding (in Shares)		53,179	210,370	130,370	158,831
Warrants By Expiry Date At October 20Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	[1]	$ 198.89
Number of warrants outstanding (in Shares)	[1]	53,147
Warrants By Expiry Date At January 16Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		26
Warrants By Expiry Date At January 20Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		6

[1]	Warrants were issued in US$